Summary of Significant Accounting Policies and Organization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Antidilutive Securities of Earnings Per Share

The computation of basic and diluted loss per share for March 31, 2020 and March 31, 2019 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	March 31, 2020	March 31, 2019
Stock Warrants (Exercise price - $0.001/share)	55,995,917	58,595,917
Stock Options (Exercise price - $0.1150/Share)	27,340,000	-
Convertible Preferred Stock	2	2
Total	83,335,919	58,595,919

The computation of basic and diluted loss per share for December 31, 2019 and December 31, 2018 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2019	December 31, 2018
Stock Warrants (Exercise price - $0.001-$0.2299/share)	55,995,917	36,400,000
Convertible Preferred Stock	2	2
Total	55,995,919	36,400,002

Schedule of Deferred Tax Assets and Liabilities

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2019	2018
Expected income tax recovery (expense) at the statutory rate of 21%	$(610,845)	$(1,412,328)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	142,167	11,057
Change in valuation allowance	(468,678)	(1,423,384)

Provision for income taxes	$-	$-

Schedule of Components of Deferred Income Taxes

The components of deferred income taxes are as follows:

	Years Ended December,
	2019	2018
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	3,379,542	2,910,863
Valuation allowance	(3,379,542)	(2,910,863)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

Schedule of Fair Value of Financial Instruments
	March 31, 2020	December 31, 2019
Level 1	$-	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$-	$-

	December 31, 2019	December 31, 2018
Level 1	$-	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$-	$-

Schedule of Concentration of Credit Risk	For the years ended December 31, 2019 and 2018, the Company had a concentration of sales of:
	December 31, 2019	December 31, 2018
Customer
Customer A	-	100%
Customer A	$-	$401,620